Other (Expenses) Income - Summary of Other Expenses (Income) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Expense Income [abstract]
Management fee income	$ 1,186	$ 1,167
Other operating expense (income), net	(266)	305
Other (expenses) income	$ 920	$ 1,472